Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 5. Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following at (in thousands):

	September 30, 2025	December 31, 2024
Furniture and fixtures	$36	$36
Office and computer equipment	201	170
Automobiles	270	270
Leasehold improvements	20	12
Property, plant and equipment	527	488

Less: accumulated depreciation	(460)	(433)

Property, plant and equipment, net	$67	$55

For the nine months ended September 30, 2025, additions by the Company to property, plant and equipment totaled $38 thousand. Depreciation expense recognized during the nine months ended September 30, 2025 and 2024 was $26 thousand and $21 thousand, respectively, and depreciation expense recognized during the three months ended September 30, 2025 and 2024 was $9 thousand and $7 thousand, respectively, which are included in depreciation and amortization expense on the condensed consolidated statements of operations.

Note 4. Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following at December 31:

	2024	2023
Furniture and fixtures	$36	$36
Office and computer equipment	170	170
Automobiles	270	270
Leasehold improvements	12	12
Property, plant and equipment	488	488

Less: accumulated depreciation	(433)	(404)

Property, plant and equipment, net	$55	$84

Additions for the year ended December 31, 2023 were $35. Depreciation expense recognized during the year ended December 31, 2024 and 2023, was $29 and $24, respectively, and is included in depreciation and amortization expense on the consolidated statements of operations.